BANK AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2023
BANK AND OTHER BORROWINGS
BANK AND OTHER BORROWINGS

18.BANK AND OTHER BORROWINGS

	As at December 31,
	2022	2023	2023
	RMB	RMB	US$
Total bank and other borrowings	2,984,010	3,036,202	427,640
Comprised of:
Short-term	168,601	319,625	45,018
Long-term, current portion	343,982	722,563	101,771
	512,583	1,042,188	146,789
Long-term, non-current portion	2,471,427	1,994,014	280,851
	2,984,010	3,036,202	427,640

Certain bank borrowings are secured by equipment with a net carrying value of RMB412,683 and RMB391,056 (US$55,079) (note 9), accounts receivable with a carrying value of RMB11,166 and RMB13,312 (US$1,875) (note 6) (including lease receivables with a carrying value of RMB340 and RMB1,759 (US$248) (note 10)), certain land use rights (which are recorded as “right-of-use assets”) with a carrying value of RMB395,973 and RMB386,614 (US$54,453) (note 10), certain long-term investments with a carrying value of RMB179,231 and RMB189,676 (US$26,715) (note 14), certain construction in progress with a carrying value of RMB1,754,217 and RMB2,027,277 (US$285,536) (note 9), as of December 31, 2022 and 2023, respectively.

The short-term bank and other borrowing bore a weighted average interest of 6.60% and 8.19% per annum, and the long-term bank and other borrowings bore a weighted average interest of 6.48% and 7.42% per annum, respectively, as of December 31, 2022 and 2023.

Bank and other borrowings amounted to RMB151,753 (US$21,374) (2022: RMB156,555) and RMB2,884,449(US$406,266) (2022:RMB2,827,455) were denominated in US$ and RMB, respectively as of December 31, 2023.

The maturity analysis of the long-term bank and other borrowings are as follows:

	RMB	US$
Within one year	722,563	101,771
Between one and two years	434,783	61,238
Between two and three years	401,895	56,606
Between three and four years	629,389	88,648
Above four years	527,947	74,359
	2,716,577	382,622

As of December 31, 2023, the Group had unutilized short-term bank credit lines and unutilized long-term bank credit lines amounted to nil and RMB930,000 (US$130,988), respectively.